Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 39,959,201	$ 37,143,759	$ 3,019,069
Short-term investments (Note 2)	273,439,102	16,672,811
Accounts receivable (Notes 3)		7,257
Prepaids and other current assets (Note 4)	1,063,528	1,658,207	150,676
Total current assets	314,461,831	55,482,034	3,169,745
Long term deposit (Note 15)	208,125	107,890
Property and equipment (Note 6)	12,233,828	12,757,682	4,623,228
Patents and licenses (Note 7)	556,375	606,708	502,055
Right of use asset (Note 8)	1,112,279	698,135	482,389
Total assets	328,572,438	69,652,449	8,777,417
Current
Accounts payable and accrued liabilities (Note 9)	1,639,543	5,970,537	2,301,457
Convertible debt (Note 5)	5,800,000	6,500,000
Lease liability (Note 8)	236,304	115,793	204,939
Derivative warrant liability (Note 10 and 11(b))	135,631,585	35,750,607	1,002,264
Contract liabilities (Note 3)	445,840
Covid-19 government support loans (Note 23)			30,200
Total current liabilities	143,753,272	48,336,937	3,538,860
Non-current lease liability (Note 8)	1,029,894	626,625	307,141
Total liabilities	144,783,166	48,963,562	3,846,001
Shareholders’ Equity
Share capital (Note 11(b))	443,076,163	223,742,335	165,705,423
Warrants and compensation options (Note 12)	30,599,602	11,157,738	670,115
Contributed surplus (Note 13)	9,329,724	58,724,750	55,447,961
Accumulated other comprehensive loss	(2,121,883)	(1,949,088)	(2,601,058)
Deficit	(297,094,334)	(270,986,848)	(214,291,025)
Total shareholders’ equity	183,789,272	20,688,887	4,931,416
Total shareholders’ equity and liabilities	$ 328,572,438	$ 69,652,449	$ 8,777,417